CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 10,284	$ 5,094	$ 636
Restricted cash	37	91	250
Accounts receivable:
Trade	1,824	2,284	852
Other	264	118	75
Prepaid expenses	93	72	3
Inventory:
On hand	1,744	2,061	1,704
On consignment	63	110	371
Total current assets	14,309	9,830	3,891
PROPERTY, PLANT AND EQUIPMENT, net	462	420	282
NON-CURRENT ASSETS:
Deferred debt issuance costs	961		15
Fund in respect of employee rights upon retirement	282	215	167
Total non-current assets	1,243	215	182
Total assets	16,014	10,465	4,355
CURRENT LIABILITIES:
Current maturities of long-term loan		94	355
Accounts payable and accruals :
Trade	441	814	1,103
Other	2,925	2,217	1,509
Advanced payment from customers	174	316	559
Loans from shareholders			20
Deferred revenues	10		398
Total current liabilities	3,550	3,441	3,944
LONG-TERM LIABILITIES:
Long term loan			75
Liability for employees rights upon retirement	354	270	206
Convertible loans	5,018		1,044
Contingently redeemable warrants	1,706
Total long-term liabilities	7,078	270	1,325
COMMITMENTS AND CONTINGENT LIABILITIES (Note 9)
Total liabilities	10,628	3,711	5,269
EQUITY (CAPITAL DEFICIENCY):
Common stock, par value $0.0001 per share; 125,000,000 shares authorized; 68,160,161, 68,178,946 and 49,863,801 shares issued and outstanding at June 30, 2012 and December 31, 2011 and 2010, respectively	7	7	5
Additional paid-in capital	49,101	43,388	21,057
Accumulated deficit	(43,722)	(36,641)	(21,976)
Total equity (capital deficiency)	5,386	6,754	(914)
Total liabilities and equity (less capital deficiency)	$ 16,014	$ 10,465	$ 4,355